Significant Accounting Policies - Schedule of Estimated Franchise Fees to be Recognized in the Future Related to Performance Obligations (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
2021 (remaining six months)	$ 12,801
2022	24,750	$ 30,175
2023	22,387	28,250
2024	21,750	25,887
2025	15,954	25,250
Thereafter	67,624	85,204
Total	$ 165,266	$ 209,766